Themes ETF Trust
c/o U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

March 3, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re	Themes ETF Trust (the “Trust”)
File Nos. 811-23872 and 333-271700
Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series listed in Appendix A, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in Post-Effective Amendment No. 134 to the Trust’s Registration Statement on Form N‑1A, which was electronically filed with the Commission on February 27, 2026.

If you have any additional questions or require further information, please do not hesitate to contact me at nicole.washington@usbank.com.

Sincerely,

/s/ Nicole Washington
Nicole Washington
U.S. Bank Global Fund Services,
as Administrator for the Trust

Appendix A
Leverage Shares 2x Capped Accelerated COIN Monthly ETF
Leverage Shares 2x Capped Accelerated MSTR Monthly ETF
Leverage Shares 2x Capped Accelerated NVDA Monthly ETF
Leverage Shares 2x Capped Accelerated PLTR Monthly ETF
Leverage Shares 2x Capped Accelerated TSLA Monthly ETF